Related Party Transactions and Balances - Schedule of Material Related Party Transactions (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2022
Loans to related parties
Loans to related parties		$ 6,805,149	$ 5,142,327		$ 4,730,513
Collection of loans to related parties
Collection of loans to related parties		3,738,045	6,596,215		534,090
Loans from related parties
Loans from related parties		1,221,026	1,574,901		504,334
Repayment of loans from related parties
Repayment of loans from related parties		904,665	89,919
Others
Others loans		547,401	304,638
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Inventories purchased from related parties
Inventories purchased from related parties		1,135,273	2,179,826		4,029,157
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Inventories purchased from related parties
Inventories purchased from related parties		299,343	1,158,391		1,188,752
Repayment of loans from related parties
Repayment of loans from related parties		538,567
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Inventories purchased from related parties
Inventories purchased from related parties		106,189			1,498,964
Loans to related parties
Loans to related parties		2,776,120	5,134,618		3,051,944
Collection of loans to related parties
Collection of loans to related parties		3,738,045	6,007,720
Inventory purchased from related parties [Member]
Inventories purchased from related parties
Inventories purchased from related parties		1,540,805	3,338,217		6,716,873
Shandong Xingneng’an New Energy Technology Co., Ltd. One [Member]
Loans to related parties
Loans to related parties		232,891	123,078		4,368
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Loans to related parties
Loans to related parties			4,253		915,583
Collection of loans to related parties
Collection of loans to related parties			446,599
Shenzhen Star Cycling Network Technology Co., Ltd. One [Member]
Loans to related parties
Loans to related parties		24,566	25,166		23,255
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Loans to related parties
Loans to related parties					305,194
Collection of loans to related parties
Collection of loans to related parties					534,090
Others
Others loans		1,485	35,846
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Loans to related parties
Loans to related parties		4,025,374
Jiangsu Youdi Technology Co., Ltd. [Member]
Loans to related parties
Loans to related parties		3,655	3,456		457,792
Collection of loans to related parties
Collection of loans to related parties			141,896
Jiangsu Youdi Technology Co., Ltd. One [Member]
Loans to related parties
Loans to related parties					296,200
Jiangsu Youdi Technology Co., Ltd Three [Member]
Loans to related parties
Loans to related parties		21,231	20,827		251
Loans to related parties [Member]
Loans to related parties
Loans to related parties		7,083,837	5,311,398		5,054,587
Collection of loans to related parties [Member]
Collection of loans to related parties
Collection of loans to related parties		3,738,045	6,596,215		534,090
Shuang Wu [Member]
Loans from related parties
Loans from related parties		619,746	675,067
Repayment of loans from related parties
Repayment of loans from related parties		249,851
Others
Others loans		292,612	142,394
Jiangsu Xinzhongtian Suye Co., Ltd. Two [Member]
Loans from related parties
Loans from related parties		538,567
Fang Yan [Member]
Loans from related parties
Loans from related parties		62,713	69,726
Repayment of loans from related parties
Repayment of loans from related parties		116,247	14,266		45,427
Huiyan Xie [Member]
Loans from related parties
Loans from related parties			830,108	[1]	504,334	[1]
Repayment of loans from related parties
Repayment of loans from related parties	[1]		75,653		70,198
Repayment of loans from related parties [Member]
Loans from related parties
Loans from related parties		1,221,026	1,574,901		504,334
Other related party transactions [Member]
Repayment of loans from related parties
Repayment of loans from related parties		904,665	89,919		115,625
Shuang Wu One [Member]
Others
Others loans		252,578	99,693
Nanjing Mingfeng Technology Co., Ltd One [Member]
Others
Others loans		$ 726	$ 26,705

[1]	Xie Huiyan, the general manager and non-controlling shareholder of Tianjin Dilang, was no longer deemed as the Company’s related party as Tianjin Dilang was disposed in April 2023.